Income taxes - Summary of Major Components of Tax Expense (Income) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax expense
Current year	$ 83	$ 70	$ 52
Changes in estimates related to prior years	(1)	1
Current tax expense	82	71	52
Origination and reversal of temporary differences	15	4	(2)
Recognition of previously unrecognized tax losses	(26)	(12)	(31)
Changes in estimates related to prior years	(2)	0	0
Deferred tax (income)/ expense	(13)	(8)	(33)
Income tax expense	$ 69	$ 63	$ 19